Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	9,999,996,000,000	9,999,996,000,000
Ordinary shares, shares issued	3,811,823	2,937,921
Ordinary shares, shares outstanding	3,811,823	2,937,921
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,000,000	4,000,000
Ordinary shares, shares issued	1,796,934	2,243,776
Ordinary shares, shares outstanding	1,796,934	2,243,776